Financial instruments - Financial liabilities included in long-term debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,267,360	$ 6,739,989
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	2,423,435	2,579,329
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	2,111,278	2,239,709
2014 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	473,808	550,177
2014 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	464,806	539,752
2021 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,342,714	1,361,974
2021 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,132,649	1,127,739
2021 CAD Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	596,550	595,900
2021 CAD Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	503,984	503,227
Other long-term debt | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	10,363	71,278
Other long-term debt | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 9,839	$ 68,991